Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associate and joint ventures
Non-current assets	$ 45,060	$ 50,204	$ 49,264
Current assets	15,591	13,150	13,262
Current liabilities	(16,292)	(16,383)	(15,256)
Net assets	14,044	16,642	16,669
Amount attributable to AstraZeneca	(12,468)	(14,960)	(14,854)
Total investments in subsidiaries, joint ventures and associates	89	103	99	$ 85
Associate and joint ventures
Disclosure of associate and joint ventures
Non-current assets	260	207	144
Current assets	233	158	128
Current liabilities	(71)	(41)	(20)
Net assets	422	324	252
Amount attributable to AstraZeneca	104	117	125
Exchange adjustments	(15)	(14)	(26)
Total investments in subsidiaries, joint ventures and associates	$ 89	$ 103	$ 99